Net Income Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	3,467,000	1,685,000
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	4,779,460	4,779,460
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants		250,000